1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Research and Development Expenses (Policies)	12 Months Ended
Mar. 31, 2018
Policies
Research and Development Expenses	Research and Development Expenses Research and development costs are expensed as incurred.